Note 8 - Settlement of Litigation (Details Textual) - USD ($)			3 Months Ended	9 Months Ended
	Apr. 28, 2023	Jan. 25, 2023	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Gain (Loss) Related to Litigation Settlement				$ 1,442,468	$ (0)
WaveDancer, Inc. vs. Jeffrey Gerald [Member] | Pending Litigation [Member] | Severance and Benefits [Member]
Loss Contingency, Damages Sought, Value		$ 150,000
Litigation Settlement, Reversal of Liability		$ 1,500,000
Loss Contingency, Damages Sought, Shares (in shares)		43,648
WaveDancer, Inc. vs. Jeffrey Gerald [Member] | Settled Litigation [Member]
Litigation Settlement, Amount Awarded to Other Party	$ 25,000
Gain (Loss) Related to Litigation Settlement			$ 1,442,468
WaveDancer, Inc. vs. Jeffrey Gerald [Member] | Settled Litigation [Member] | Severance and Benefits [Member]
Litigation Settlement, Reversal of Liability	$ 1,500,000
Litigation Settlement, Amount Awarded to Other Party, Shares (in shares)	43,648